                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21595

Exact Name of Registrant
(as specified in charter): Cohen & Steers Worldwide Realty Income Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------     -------------
COMMON STOCK                                            112.0%
    AUSTRALIA                                            32.2%
        DIVERSIFIED                                      14.0%
           DB RREEF Trust                                            6,256,000       $ 6,536,033
           GPT Group                                                 3,238,000         9,630,268
           Mirvac Group                                              3,674,000        11,319,245
           Stockland                                                 3,180,659        14,941,520
                                                                                    -------------
                                                                                       42,427,066
                                                                                    -------------
        INDUSTRIAL                                        3.8%
           ING Industrial Fund                                       2,815,000         5,066,258
           Macquarie Goodman Group                                   1,961,000         6,340,747
                                                                                    -------------
                                                                                       11,407,005
                                                                                    -------------
        OFFICE                                            6.9%
           Commonwealth Property Office Fund                         5,074,000         4,894,834
           Investa Property Group                                    4,955,000         7,897,450
           Tishman Speyer Office Fund                                4,933,000         8,163,338
                                                                                    -------------
                                                                                      20,955,622
                                                                                    -------------
        SHOPPING CENTER                                   7.5%
           Macquarie CountryWide Trust                               4,394,552         6,618,791
           Westfield Group                                           1,252,000        16,040,229
                                                                                    -------------
                                                                                      22,659,020
                                                                                    -------------
           TOTAL AUSTRALIA                                                            97,448,713
                                                                                    -------------
    BELGIUM                                               1.9%
        DIVERSIFIED                                       1.0%
           Befimmo S.C.A.                                               17,289         1,818,143
           Wereldhave Belgium                                           11,549         1,020,192
                                                                                    -------------
                                                                                       2,838,335
                                                                                    -------------
        OFFICE                                            0.9%
           Cofinimmo                                                    14,000         2,207,557
           Intervest Offices                                            20,000           629,769
                                                                                    -------------
                                                                                       2,837,326
                                                                                    -------------
           TOTAL BELGIUM                                                               5,675,661
                                                                                    -------------
    CANADA                                                5.3%
        APARTMENT                                         1.6%
           Canadian Apartment Properties REIT                        380,000           4,690,752
                                                                                    -------------





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                                       1

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


--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------     -------------
        DIVERSIFIED                                       1.6%
           Dundee Real Estate Investment Trust                         214,000       $ 4,876,439
                                                                                    -------------
        INDUSTRIAL                                        2.1%
           H&R Real Estate Investment Trust                            357,000         6,375,329
                                                                                    -------------
           TOTAL CANADA                                                               15,942,520
                                                                                    -------------
    FINLAND                                               0.7%
        DIVERSIFIED
           Citycon Oyj                                                 525,000         2,202,089
                                                                                    -------------
    FRANCE                                                6.4%
        DIVERSIFIED
           Klepierre                                                    34,000         3,412,050
           Societe Immobiliere de Location pour L'Industrie
             et le Commerce (Silic)                                     23,451         2,423,873
           Unibail                                                      93,000        13,502,057
                                                                                    -------------
           TOTAL FRANCE                                                               19,337,980
                                                                                    -------------
    GERMANY                                               5.6%
        APARTMENT                                         2.8%
           Deutsche Wohnen AG                                           36,500         8,531,352
                                                                                    -------------
        DIVERSIFIED                                       2.8%
           Deutsche Euroshop AG                                         68,500         3,803,493
           IVG Immobilien AG                                           230,000         4,726,874
                                                                                    -------------
                                                                                       8,530,367
                                                                                    -------------
           TOTAL GERMANY                                                              17,061,719
                                                                                    -------------
    HONG KONG                                             5.1%
        DIVERSIFIED                                       1.5%
           Henderson Land Development Company Ltd.                     915,000         4,570,665
                                                                                    -------------
        OFFICE                                            1.5%
           Hongkong Land Holdings Ltd. (USD)                         1,401,000         4,399,140
                                                                                    -------------
        REAL ESTATE OPERATIONS/DEVELOPMENT                0.5%
           Hang Lung Properties Ltd.                                 1,022,000         1,620,476
                                                                                    -------------
        SHOPPING CENTER                                   1.6%
           Fortune Real Estate Investment Trust                      6,380,000         4,934,675
                                                                                    -------------
           TOTAL HONG KONG                                                            15,524,956
                                                                                    -------------





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                                       2

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------     -------------
    JAPAN                                                 1.6%
        OFFICE
           Mori Trust Sogo REIT                                            182       $ 1,596,829
           Nippon Building Fund                                            194         1,655,972
           Orix JREIT                                                      241         1,583,739
                                                                                    -------------
           TOTAL JAPAN                                                                 4,836,540
                                                                                    -------------
    NETHERLANDS                                           9.9%
        DIVERSIFIED                                       2.9%
           Corio NV                                                    114,000         6,617,623
           Eurocommercial Properties NV                                 59,300         2,244,995
                                                                                    -------------
                                                                                       8,862,618
                                                                                    -------------
        OFFICE                                            1.1%
           VastNed Offices/Industrial NV                               125,000         3,402,736
                                                                                    -------------
        SHOPPING CENTER                                   5.9%
           Rodamco Europe NV                                           154,000        13,307,598
           VastNed Retail NV                                            68,000         4,474,485
                                                                                    -------------
                                                                                      17,782,083
                                                                                    -------------
           TOTAL NETHERLANDS                                                          30,047,437
                                                                                    -------------
    NEW ZEALAND                                           1.5%
        DIVERSIFIED                                       1.3%
           ING Property Trust                                          980,000           779,602
           Kiwi Income Property Trust                                4,072,000         3,239,327
                                                                                    -------------
                                                                                       4,018,929
                                                                                    -------------
        INDUSTRIAL                                        0.2%
           Property for Industry Ltd.                                  800,569           625,787
                                                                                    -------------
           TOTAL NEW ZEALAND                                                           4,644,716
                                                                                    -------------
    SINGAPORE                                             5.3%
        INDUSTRIAL                                        2.7%
           Ascendas Real Estate Investment Trust                     6,428,100         8,319,813
                                                                                    -------------
        SHOPPING CENTER                                   2.6%
           CapitaMall Trust                                          5,669,000         7,873,378
                                                                                    -------------
           TOTAL SINGAPORE                                                            16,193,191
                                                                                    -------------





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                                       3

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


--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------     -------------
    SWEDEN                                                1.5%
        DIVERSIFIED
           Fabege AB                                                   125,000       $ 2,224,615
           Kungsleden AB                                                86,200         2,306,700
                                                                                    -------------
           TOTAL SWEDEN                                                                4,531,315
                                                                                    -------------
    UNITED KINGDOM                                       14.5%
        DIVERSIFIED                                       5.8%
           Eurocastle Investment Limited (EUR)                         194,500         4,382,995
           Great Portland Estates PLC                                1,158,000         7,929,926
           Mapeley UK Co., Ltd.                                        108,162         5,322,651
                                                                                    -------------
                                                                                      17,635,572
                                                                                    -------------
        INDUSTRIAL                                        2.1%
           Slough Estates PLC                                          685,000         6,433,678
                                                                                    -------------
        OFFICE                                            4.4%
           Brixton PLC                                               1,292,000         8,893,128
           Land Securities Group PLC                                   171,000         4,460,806
                                                                                    -------------
                                                                                      13,353,934
                                                                                    -------------
        SHOPPING CENTER                                   2.2%
           Liberty International PLC                                   377,000         6,616,275
                                                                                    -------------
           TOTAL UNITED KINGDOM                                                       44,039,459
                                                                                    -------------
    UNITED STATES                                        20.5%
        DIVERSIFIED                                       2.8%
           Colonial Properties Trust                                    81,000         3,602,880
           iStar Financial                                              77,400         3,129,282
           Lexington Corporate Properties Trust                         76,600         1,803,930
                                                                                    -------------
                                                                                       8,536,092
                                                                                    -------------
        HEALTH CARE                                       2.8%
           Health Care Property Investors                               91,600         2,472,284
           Healthcare Realty Trust                                      64,100         2,572,974
           Nationwide Health Properties                                 67,500         1,572,750
           Omega Healthcare Investors                                  143,600         1,998,912
                                                                                    -------------
                                                                                       8,616,920
                                                                                    -------------
        HOTEL                                             1.3%
           Hospitality Properties Trust                                 93,400         4,003,124
                                                                                    -------------
        MORTGAGE                                          1.2%
           Newcastle Investment Corp.                                  130,400         3,638,160
                                                                                    -------------





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                                       4

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


--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------     -------------
        OFFICE                                            5.4%
           American Financial Realty Trust                             288,000       $ 4,089,600
           Equity Office Properties Trust                              248,600         8,131,706
           HRPT Properties Trust                                       324,100         4,022,081
                                                                                    -------------
                                                                                      16,243,387
                                                                                    -------------
        OFFICE/INDUSTRIAL                                 0.2%
           Mission West Properties                                      58,000           582,320
                                                                                    -------------
        RESIDENTIAL - APARTMENT                           4.0%
           AMLI Residential Properties Trust                            51,600         1,654,812
           Apartment Investment & Management Co.                       112,800         4,374,384
           Education Realty Trust                                      234,300         3,912,810
           Home Properties                                              56,200         2,205,850
                                                                                    -------------
                                                                                      12,147,856
                                                                                    -------------
        SELF STORAGE                                      0.2%
           U-Store-It Trust                                             34,600           701,342
                                                                                    -------------
        SHOPPING CENTER                                   2.6%
           COMMUNITY CENTER                               1.2%
                Cedar Shopping Centers                                 146,500         2,119,855
                Inland Real Estate Corp.                                91,900         1,439,154
                                                                                    -------------
                                                                                       3,559,009
                                                                                    -------------
           REGIONAL MALL                                  1.4%
                Glimcher Realty Trust                                  171,300         4,191,711
                                                                                    -------------
           TOTAL SHOPPING CENTER                                                       7,750,720
                                                                                    -------------
           TOTAL UNITED STATES                                                        62,219,921
                                                                                    -------------
              TOTAL COMMON STOCK
                (Identified cost-$330,713,491)                                       339,706,217
                                                                                    -------------
PREFERRED STOCK                                          27.3%
        ELECTRIC - INTEGRATED                             1.4%
           Aquila, 7.875%, due 3/01/32, Series                          90,200         2,264,020
           NVP Capital I, 8.20%, Series A (QUIPS)                       55,000         1,381,050
           NVP Capital III, 7.75%, due 9/30/38, Series B                23,000           577,300
                                                                                    -------------
                                                                                       4,222,370
                                                                                    -------------
        INSURANCE - MULTI-LINE                             1.7%
           MetLife, 6.50%, Series B                                    200,000         5,070,000
                                                                                    -------------
        MEDIA - CABLE TELEVISION                           0.3%
           Shaw Communications, 8.50%, Series B (COPrS)                 32,500           826,150
                                                                                    -------------





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                                       5

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


--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------     -------------
    REAL ESTATE                                          23.9%
        DIVERSIFIED                                       4.7%
           Colonial Properties Trust, 7.62%, Series E                  232,097       $ 5,788,499
           Digital Realty Trust, 8.50%, Series A                       201,700         5,314,795
           Digital Realty Trust, 7.875%, Series B                       92,000         2,295,400
           Entertainment Properties Trust, 7.75%,
             Series B                                                   29,200           740,220
                                                                                    -------------
                                                                                      14,138,914
                                                                                    -------------
        HEALTH CARE                                       1.6%
           Windrose Medical Properties Trust, 7.50%,
             Series A                                                  180,000         4,905,000
                                                                                    -------------
        HOTEL                                            10.0%
           Eagle Hospitality Trust, 8.25%, Series A                    200,000         5,020,000
           Equity Inns, 8.75%, Series B                                 39,000         1,024,335
           FelCor Lodging Trust, 8.00%, Series C                        83,450         2,077,905
           Health Care REIT, 7.875%, Series D                           90,000         2,330,550
           Hersha Hospitality Trust, 8.00%, Series A                   100,000         2,510,000
           Highland Hospitality Corp., 7.875%, Series A                100,000         2,475,000
           Host Marriott Corp., 8.875%, Series E                       160,000         4,368,000
           Strategic Hotel Capital, 8.50%, Series A,
             144A(a)                                                   140,000         3,675,000
           Sunstone Hotel Investors, 8.00%, Series A                   266,000         6,783,000
                                                                                    -------------
                                                                                      30,263,790
                                                                                    -------------
        OFFICE                                            0.9%
           Alexandria Real Estate Equities, 8.375%,
             Series C                                                    4,000           105,280
           Highwoods Properties, 8.00%, Series B                        26,109           659,513
           Maguire Properties, 7.625%, Series A                         15,000           380,250
           Parkway Properties, 8.00%, Series D                          63,000         1,655,640
                                                                                    -------------
                                                                                       2,800,683
                                                                                    -------------





--------------------------------------------------------------------------------

                                       6

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


--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------     -------------
        RESIDENTIAL - APARTMENT                           2.9%
           Apartment Investment & Management Co.,
             9.375%, Series G                                           65,100       $ 1,723,848
           Apartment Investment & Management Co.,
             8.00%, Series T                                            55,000         1,391,500
           Apartment Investment & Management Co.,
             7.75%, Series U                                            32,000           800,960
           Apartment Investment & Management Co.,
             8.00%, Series V                                            68,300         1,734,820
           Apartment Investment & Management Co.,
             7.875%, Series Y                                           15,000           376,500
           Hovnanian Enterprises, 7.625%, Series A                      82,000         1,980,218
           Mid-America Apartment Communities, 8.30%,
             Series H                                                   34,000           887,400
                                                                                    -------------
                                                                                       8,895,246
                                                                                    -------------
        SHOPPING CENTER                                   3.8%
           COMMUNITY CENTER                               0.4%
                Cedar Shopping Centers, 8.875%,
                Series A                                                46,200         1,201,200
                                                                                    -------------

           REGIONAL MALL                                  3.4%
                Glimcher Realty Trust, 8.75%, Series F                  36,100           931,741
                Glimcher Realty Trust, 8.125%, Series G                 20,000           507,800
                Mills Corp., 7.875%, Series G                          271,000         6,964,700
                Taubman Centers, 7.625%, Series H                       80,000         2,046,000
                                                                                    -------------
                                                                                      10,450,241
                                                                                    -------------
        TOTAL SHOPPING CENTER                                                         11,651,441
                                                                                    -------------
        TOTAL REAL ESTATE                                                             72,655,074
                                                                                    -------------
           TOTAL PREFERRED STOCK (Identified cost-$81,923,486)                        82,773,594
                                                                                    -------------





--------------------------------------------------------------------------------

                                       7

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


--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                    Principal
                                                                      Amount           Value
                                                                  -------------     -------------
CORPORATE BONDS                                          10.6%

    NEW ZEALAND                                           0.0%
        DIVERSIFIED
           Kiwi Income Property Trust, 8.00%,
             due 6/30/10                                               100,000       $    69,867
                                                                                    -------------
    UNITED STATES                                        10.6%
        DIVERSIFIED FINANCIAL SERVICES                    1.4%
           Old Mutual Capital Funding, 8.00%,
             due 5/29/49 (Eurobond)                                  4,000,000         4,188,372
        FOOD                                              0.8%
           Gruma S.A., 7.75%, due 12/29/49, 144A(a)                  2,500,000         2,559,375
        MEDIA                                             2.9%
           CABLE TELEVISION                               2.2%
              Cablevision Systems Corp., 8.00%,
                due 4/15/12                                          2,000,000         1,950,000
              Rogers Cable, 8.75%, due 5/1/32                        4,000,000         4,590,000
           DIVERSIFIED SERVICES                           0.7%
              Liberty Media Corp., 8.25%, due 2/1/30                 2,300,000         2,213,984
                                                                                    -------------

                 TOTAL MEDIA                                                           8,753,984
                                                                                    -------------
        MEDICAL - HOSPITALS                               1.6%
           Columbia/HCA, 7.50%, due 11/15/95                         5,475,000         5,053,617
                                                                                    -------------
        RETAIL                                            0.7%
           JC Penney Co., 7.625%, due 03/01/97                       2,000,000         2,060,000
                                                                                    -------------
        SPECIAL PURPOSE ENTITY                            0.3%
           Valor Telecom Enterprise, 7.75%,
             due 02/15/15                                            1,000,000           975,000
                                                                                    -------------
        TELEPHONE - INTEGRATED                            2.8%
           Citizens Communications Co., 9.00%,
             due 8/15/31                                             8,400,000         8,557,500
                                                                                    -------------
                 TOTAL CORPORATE BONDS
                   (Identified cost-$32,455,017)                                      32,217,715
                                                                                    -------------

                                                                     Number
                                                                    of Rights           Value
                                                                  -------------     -------------
RIGHTS                                                    0.1%
    SWEDEN
        DIVERSIFIED
           Kungsleden, expire 10/18/05
             (Identified Cost - $0)                                     86,200           159,524
                                                                                    -------------





--------------------------------------------------------------------------------

                                       8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)


TOTAL INVESTMENTS (Identified cost-$445,091,994)        150.0%                     $ 454,857,050

OTHER ASSETS IN EXCESS OF LIABILITIES                     0.5%                         1,294,915

LIQUIDATION VALUE OF PREFERRED SHARES                  (50.5)%                      (153,000,000)
                                                      -------                      --------------

NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $20.06 per share based on
  15,113,923 shares of common stock outstanding)        100.0%                     $ 303,151,965
                                                      =======                      ==============

----------

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.1% of net assets applicable to common shares.



                      Glossary of Portfolio Abbreviations

                 COPrS        Canadian Origin Preferred Securities
                 EUR          Euro
                 HKD          Hong Kong dollars
                 QUIPS        Quarterly Income Preferred Securities
                 REIT         Real Estate Investment Trust
                 USD          United States dollars





--------------------------------------------------------------------------------

                                       9

--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By: /s/ Adam M. Derechin                      By:  /s/ Jay J. Chen
    --------------------------------               ---------------------------------------
         Name: Adam M. Derechin                        Name: Jay J. Chen
         Title: President and principal                Title: Treasurer and principal
                  executive officer                    financial officer

         Date: November 17, 2005